Consolidated statement of comprehensive income/expense - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Consolidated statement of comprehensive income/expense
Profit/(loss) for the financial year	€ 536	€ (455)
Items that may be reclassified to the income statement in subsequent years:
Foreign exchange translation differences, net of tax	133	(982)
Foreign exchange translation differences transferred to the income statement	(17)	(36)
Other, net of tax	(3,743)	3,066
Total items that may be reclassified to the income statement in subsequent years	(3,627)	2,048
Items that will not be reclassified to the income statement in subsequent periods:
Net actuarial (losses)/gains on defined benefit pension schemes, net of tax	(555)	526
Total items that will not be reclassified to the income statement in subsequent years	(555)	526
Other comprehensive (expense)/income	(4,182)	2,574
Total comprehensive (expense)/income for the financial year	(3,646)	2,119
Attributable to:
- Owners of the parent	(4,069)	1,696
- Non-controlling interests	423	423
Total comprehensive (expense)/income for the financial year	€ (3,646)	€ 2,119